SCHEDULE OF CASH AND CASH EQUIVALENTS (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Total cash in excess of FDIC limits of $250,000	$ 1,026,897	$ 949,677
Cash in FDIC amount	$ 250,000	$ 250,000	$ 250,000